Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2013
Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only) [Abstract]
Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. (Parent Company Only)
Balance Sheets

	2012	2013
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$954	$58
Other current assets	434	300
Total current assets	1,388	358

NON-CURRENT ASSETS:
Drillships options	-	-
Investments in subsidiaries*	3,424,157	3,494,475
Total non-current assets	3,424,157	3,494,475

Total assets	3,425,545	3,494,833

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Other current liabilities	$14,488	$21,075
Financial instruments	10,839	-
Total current liabilities	25,327	21,075

NON-CURRENT LIABILITIES
Long term debt, net of current portion	491,703	493,915
Total non-current liabilities	491,703	493,915

STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2011 and 2012, nil issued and outstanding at December 31, 2011 and 2012, respectively	-	-
Common stock, $0,01 par value; 1,000,000,000 shares authorized, at December 31, 2011 and 2012, 131,696,928 and 131,725,128 issued and outstanding at December 31, 2011 and 2012 respectively	1,317	1,319
Additional paid-in capital	3,489,018	3,492,650
Accumulated other comprehensive loss	(27,825)	(23,454)
Accumulated deficit	(553,995)	(490,672)
Total stockholders' equity	2,908,515	2,979,843
Total liabilities and stockholders' equity	$3,425,545	$3,494,833

* Eliminated in consolidation

Statements of Operations

	2011	2012	2013
EXPENSES:

General and administrative expenses	$8,591	12,877	$8,565
Legal settlements and other, net	-	6,100	-
Operating loss	8,591	18,977	8,565

OTHER INCOME / (EXPENSES):
Interest and finance costs	(35,328)	(58,210)	(53,193)
Interest income	3,216	4	-
Loss on interest rate swaps	-	(38)	(149)
Other, net	1,068	(2,476)	2,358

Total other (expenses), net	(31,044)	(60,720)	(50,984)

Equity in earnings/(loss) of subsidiaries*	134,933	(52,639)	122,872

Net income/(loss)	$95,298	(132,336)	$63,323

Earnings/(loss) per common share, basic and diluted	0.72	(1.00)	0.48

Weighted average number of shares, basic and diluted	131,696,928	131,696,935	131,727,504

* Eliminated in consolidation

Statements of Comprehensive Income/(loss)

	2011	2012	2013
Net income / (Loss)	$95,298	$(132,336)	$63,323

Other Comprehensive income / (loss):
Unrealized interest rate swap gains/(losses)	3,272	-	-
Realized loss on cash flow hedges associated with capitalized interest	(3,272)	-	-
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	722	1,034	1,036
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	9,816	22,904	-
Actuarial gains/(losses)	(942)	(637)	3,335
Other Comprehensive income/ (loss)	9,596	23,301	4,371
Total Comprehensive income / (loss)	$104,894	$(109,035)	$67,694

Statements of Cash Flows

	2011	2012	2013
Net Cash Used in Operating Activities	$(28,728)	$(59,992)	$(62,302)

Cash Flows from Investing Activities:
Investments in subsidiaries	(846,731)	59,643	61,406
Restricted cash	302,011	-	-
Net Cash (Used in)/Provided by Investing Activities	(544,720)	59,643	61,406

Cash Flows from Financing Activities:
Due to subsidiaries	334,996	-	-
Proceeds from credit facility	500,000	-	-
Payments of credit facility	(300,000)	-	-
Payment of financing fees	(11,535)	-	-
Net Cash Provided by Financing Activities	523,461	-	-
Net (decrease) / increase in cash and cash equivalents	(49,987)	(349)	(896)
Cash and cash equivalents at beginning of year	51,290	1,303	954
Cash and cash equivalents at end of year	$1,303	$954	$58